UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA             August 13, 2003
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          44

Form 13F Information Table Value Total:   $13360011
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105   430717 26769264 SH       SOLE                 24811864           1957400
Altria Group Inc.              COM              02209S103  1006413 22148176 SH       SOLE                 20245576           1902600
American Express Company       COM              025816109   727516 17400527 SH       SOLE                 15903927           1496600
Anglo American PLC             COM              03485p102     1041    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   216510  6257500 SH       SOLE                  5598300            659200
Archstone-Smith Trust          COM              039583109    94853  3952200 SH       SOLE                  3646500            305700
Bear Stearns Companies, Inc.   COM              073902108     2372    32754 SH       SOLE                    32754
CVS Corporation                COM              126650100   280304 10000130 SH       SOLE                  9403730            596400
El Paso Corporation            COM              28336L109   588386 72820039 SH       SOLE                 67329739           5490300
Electronic Data Systems Corpor COM              285661104   860315 40107946 SH       SOLE                 36999946           3108000
Equity Office Properties Trust COM              294741103   135139  5003300 SH       SOLE                  4618100            385200
Equity Residential             COM              29476L107   375227 14459600 SH       SOLE                 13724000            735600
Fannie Mae                     COM              313586109   934281 13853521 SH       SOLE                 12531621           1321900
Freddie Mac                    COM              313400301  1123582 22130825 SH       SOLE                 20209425           1921400
Gillette Co.                   COM              375766102      449    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     1845    45520 SH       SOLE                    45520
HCA Inc.                       COM              404119109   265538  8287700 SH       SOLE                  7661000            626700
IMS Health Incorporated        COM              449934108    98464  5473260 SH       SOLE                  4836760            636500
Johnson & Johnson              COM              478160104     1882    36400 SH       SOLE                    36400
Kraft Foods Inc. Class A       COM              50075n104   340919 10473700 SH       SOLE                  9772400            701300
Lockheed Martin Corporation    COM              539830109     2688    56500 SH       SOLE                    56500
Manpower Inc.                  COM              56418H100    87614  2362200 SH       SOLE                  2355400              6800
Mattel, Inc.                   COM              577081102      721    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   369926 16769100 SH       SOLE                 15196200           1572900
Merrill Lynch and Company, Inc COM              590188108   347388  7441900 SH       SOLE                  6853900            588000
Nike, Inc.  Class B            COM              654106103     1075    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106     2808   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   164438  4798321 SH       SOLE                  4450466            347855
PepsiCo, Inc.                  COM              713448108     3667    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   359342 10522450 SH       SOLE                  9720850            801600
Pitney Bowes Inc.              COM              724479100   229342  5970900 SH       SOLE                  5436300            534600
Safeway Inc.                   COM              786514208   368937 18032100 SH       SOLE                 16484300           1547800
Sara Lee Corporation           COM              803111103   308296 16390000 SH       SOLE                 15027000           1363000
Staples, Inc.                  COM              855030102   156903  8550598 SH       SOLE                  7832698            717900
Target Corporation             COM              87612e106     1514    40000 SH       SOLE                    40000
Tenet Healthcare Corporation   COM              88033G100   655981 56307400 SH       SOLE                 51394500           4912900
The Interpublic Group of Compa COM              460690100   345378 25812975 SH       SOLE                 23594675           2218300
The Kroger Co.                 COM              501044101   455174 27288600 SH       SOLE                 24452200           2836400
Toys ''R'' Us Inc.             COM              892335100      876    72300 SH       SOLE                    72300
Tyco International Ltd.        COM              902124106  1148194 60494935 SH       SOLE                 55255035           5239900
Tyson Foods Inc. Class A       COM              902494103    86332  8129225 SH       SOLE                  7534937            594288
UST Inc.                       COM              902911106   444030 12675700 SH       SOLE                 11709200            966500
United Technologies Corporatio COM              913017109     3187    45000 SH       SOLE                    45000
Wyeth                          COM              983024100   330445  7254561 SH       SOLE                  6557261            697300